Exhibit 99.1

Fairstone Financial Issuance Trust I

Series 2020-1 Notes

Additional Sample Loan Agreed-Upon Procedures

Report To:

Fairstone Financial Inc.

Fairstone Financial Issuance Trust I

29 September 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Fairstone Financial Inc.

Fairstone Financial Issuance Trust I

630 René-Lévesque West, Suite 1400

Montreal, Quebec, H3B 4Z9

Re:	Fairstone Financial Issuance Trust I (the “Trust”)

Series 2020-1 Notes (the “Notes”)

Additional Sample Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Fairstone Financial Inc. (the “Servicer”), the Trust, National Bank Financial Inc. (“National Bank”), National Bank of Canada Financial Inc. (“National Bank of Canada”), RBC Dominion Securities Inc. (“RBC Dominion”), RBC Capital Markets, LLC (“RBC Capital”), BMO Nesbitt Burns Inc. (“BMO Nesbitt”), BMO Capital Markets Corp. (“BMO Capital”), Scotia Capital Inc. (“Scotia Capital”), Scotia Capital (USA) Inc. (“Scotia Capital (USA)”), Citigroup Global Markets Inc. (“Citi”) and Barclays Capital Inc. (“Barclays,” together with the Servicer, Trust, National Bank, National Bank of Canada, RBC Dominion, RBC Capital, BMO Nesbitt, BMO Capital, Scotia Capital, Scotia Capital (USA) and Citi, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of (i) Secured Loans and (ii) Unsecured Loans (both as defined in the Asset File to Data File Comparison AUP Report, which is defined herein) relating to the Trust’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

As used herein, references to the “Asset File to Data File Comparison AUP Report” refer to the report that describes the agreed-upon procedures we performed in evaluating certain information relating to the Preliminary Loans (as defined in the Asset File to Data File Comparison AUP Report) that the Servicer, on behalf of the Trust, indicated are expected to be representative of the Loans (as defined in the Asset File to Data File Comparison AUP Report) that will secure the Notes.

The procedures performed subsequent to the procedures described in the Asset File to Data File Comparison AUP Report and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Trust, provided us with the information described in the Asset File to Data File Comparison AUP Report and with:

a.	Electronic data files:

i.

Labeled “FAIRSTONE_ABS_2020_1_OM STATISTICAL_POOL_CUT_AUG31_SPL.xlsx” and the corresponding record layout and decode information, as applicable (the “Secured Data File”), that the Servicer, on behalf of the Trust, indicated contains information relating to certain personal loans secured by a second mortgage or immovable hypothec on a real or immovable property, respectively (the “Statistical Pool Secured Loans”) as of 31 August 2020 (the “Selection Date”) that are expected to be representative of the Secured Loans and

ii.

Labeled “FAIRSTONE_ABS_2020_1_OM STATISTICAL_POOL_CUT_AUG31_UPL.xlsx” and the corresponding record layout and decode information, as applicable (the “Unsecured Data File,” together with the Secured Data File, the “Provided Data Files”), that the Servicer, on behalf of the Trust, indicated contains information relating to certain unsecured personal loans (the “Statistical Pool Unsecured Loans”) as of the Selection Date that are expected to be representative of the Unsecured Loans,

b.	Imaged copies of:

i.	The disclosure statement, note and security agreement, personal loan agreement or other related documents (collectively and as applicable, the “Contract”),

ii.	Certain screen shots from the Servicer’s loan servicing system (the “System Screen Shots”) and

iii.

The charge/mortgage of land, deed of immovable hypothec or other related documents, as applicable (collectively and as applicable, the “Mortgage/Hypothec Agreement,” together with the Contract and System Screen Shots, the “Source Documents”),

that the Servicer, on behalf of the Trust, indicated relate to each Additional Sample Loan (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Trust is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We were not requested to perform and we have not performed any procedures other than those listed in the Asset File to Data File Comparison AUP Report with respect to the Preliminary Data File (as defined in the Asset File to Data File Comparison AUP Report). We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Source Documents or any other information provided to us by the Servicer, on behalf of the Trust, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Loans, Statistical Pool Loans (as defined in Attachment A) or Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Trust, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Loans,

iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 September 2020

Attachment A Page 1 of 3

Procedures performed subsequent to the procedures described in the Asset File to Data File Comparison AUP Report and our associated findings

1.

As instructed by the Servicer, on behalf of the Trust, we combined the information on the Secured Data File and Unsecured Data File. The Secured Data File and Unsecured Data File, as combined, are hereinafter referred to as the “Data File” and the Statistical Pool Secured Loans and Statistical Pool Unsecured Loans on the Data File are hereinafter collectively referred to as the “Statistical Pool Loans.” The Servicer, on behalf of the Trust, indicated that the Statistical Pool Loans are expected to be representative of the Loans.

2.

For each personal loan on the Preliminary Data File and Data File, we compared the LOAN_NUMBER (the “Customer Account Number”), as shown on the Preliminary Data File, to the corresponding Customer Account Number, as shown on the Data File, and noted that:

a.	29,638 of the Statistical Pool Loans included on the Data File were not included on the Preliminary Data File,

b.	37,329 of the Preliminary Loans on the Preliminary Data File were not included on the Data File (the “Removed Preliminary Loans”) and

c.	40 of the Removed Preliminary Loans were Sample Loans (as defined in the Asset File to Data File Comparison AUP Report) (the “Removed Sample Loans”).

The Removed Sample Loans are Sample Loan Numbers (as defined in the Asset File to Data File Comparison AUP Report) 3, 5, 8, 10, 18, 20, 30, 35, 40, 42, 43, 46, 47, 50, 52, 53, 73, 77, 82, 97, 98, 21, 27, 31, 38, 41, 45, 49, 51, 55, 60, 68, 74, 78, 81, 84, 85, 96, 99 and 100.

3.

For the 60 Sample Loans included on the Data File, we compared the Sample Characteristics (subject to the instruction(s) provided by the Servicer, on behalf of the Trust, described in the succeeding paragraph(s) of this Item), as shown on the Preliminary Data File, to the corresponding information on the Data File. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us not to compare the current principal balance Sample Characteristic due to the passage of time between the Preliminary Cut-Off Date (as defined in the Asset File to Data File Comparison AUP Report) and Selection Date.

Attachment A Page 2 of 3

4.	As instructed by the Servicer, on behalf of the Trust, we randomly selected a sample of:

a.	Four Statistical Pool Secured Loans from the Data File that were not Sample Loans (the “Additional Sample Secured Loans”),

b.	17 Statistical Pool Unsecured Loans from the Data File with a HOMEOWNER value of “HO,” as shown on the Data File, that were not Sample Loans (the “Additional Sample Home Owner Unsecured Loans”) and

c.

19 Statistical Pool Unsecured Loans from the Data File with a HOMEOWNER value of “NHO,” as shown on the Data File, that were not Sample Loans (the “Additional Sample Non-Home Owner Unsecured Loans,” together with the Additional Sample Home Owner Unsecured Loans, the “Additional Sample Unsecured Loans”),

(collectively, the “Additional Sample Loans”).

For the purpose of this procedure, the Servicer, on behalf of the Trust, indicated that the:

i.	Statistical Pool Secured Loans represented approximately 10% of the Statistical Pool Loans,

ii.	Statistical Pool Unsecured Loans with a HOMEOWNER value of “HO,” as shown on the Data File, represented approximately 42.5% of the Statistical Pool Loans and

iii.	Statistical Pool Unsecured Loans with a HOMEOWNER value of “NHO,” as shown on the Data File, represented approximately 47.5% of the Statistical Pool Loans.

We performed no procedures to determine the validity of the information provided by the Servicer, on behalf of the Trust, as described in the preceding sentence.

For the purpose of this procedure, the Servicer, on behalf of the Trust, did not inform us as to the basis for how they determined the number of Additional Sample Loans or the methodology they instructed us to use to select the Additional Sample Loans from the Data File.

For the purpose of the procedures described in this report the 40 Additional Sample Loans are referred to as Sample Loan Numbers 101 through 140.

Attachment A Page 3 of 3

5.	For each Additional Sample Loan, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Trust, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Servicer, on behalf of the Trust, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

b.

Observed that the Contract contained a signature in the borrower signature section of the Contract. We performed no procedures to determine the validity of any signatures contained in the borrower signature section of the Contract.

6.	For each Additional Sample Secured Loan, we:

a.	Observed the existence of a Mortgage/Hypothec Agreement.

b.

Observed that “CitiFinancial Canada, Inc.,” “CitiFinancial Canada East Corporation,” “Fairstone Financial Inc.” or “Fairstone Financiere Inc.” was the named mortgagee or chargee on the Mortgage/Hypothec Agreement.

c.

Observed that there is a property on which there will be a mortgage or hypothec in the corresponding section of the Contract. We performed no procedures to determine the validity of any information relating to the property on which there will be a mortgage or hypothec shown in the Contract.

7.	For each Additional Sample Unsecured Loan, we observed that the Contract:

a.	Was labeled as a “Personal Loan Agreement” or

b.	Contained a check mark for any option in the security agreement section.

We performed no procedures to determine the validity of any information in the security agreement section of the Contract.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Data File Field Name	Source Document(s)	Note(s)

Customer account number	LOAN_NUMBER	Contract	i.

Origination date	NOTE_DATE	Contract or Mortgage/Hypothec Agreement	ii.

Original principal balance	LOAN_AMOUNT	(a) Contract or (b) Contract and recalculation	iii.

Interest rate	INTEREST_RATE_CURRENT	Contract or System Screen Shots	iv.

Monthly payment amount	MONTHLY_PAYMENT_AMOUNT	Contract or System Screen Shots	v.

Original term	TERM	Contract or System Screen Shots	vi.

Obligor province	BORROWER_MAILING_STATE	Contract or System Screen Shots	vii.

Current principal balance	ADJUSTED_LOAN_BALANCE	System Screen Shots	viii.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the origination date Sample Characteristic for each Additional Sample Unsecured Loan, the Servicer, on behalf of the Trust, instructed us to use the Contract as the Source Document.

For the purpose of comparing the origination date Sample Characteristic for each Additional Sample Secured Loan, the Servicer, on behalf of the Trust, instructed us to use the Mortgage/Hypothec Agreement as the Source Document.

iii.	For the purpose of comparing the original principal balance Sample Characteristic for each Additional Sample Loan, the Servicer, on behalf of the Trust, instructed to:

a.

Use the original principal balance, as shown in the Contract, or, if the original principal balance, as shown in the Contract, is different than the original principal balance, as shown on the Data File, recalculate the original principal balance by adding the:

(1)	Net capital,

(2)	Insurance premiums and

(3)	Other products (insurance), if applicable,

all as shown in the Contract, and

b.	Ignore differences of +/-$0.88 or less.

Exhibit 1 to Attachment A

Notes: (continued)

iv.

For the purpose of comparing the interest rate Sample Characteristic for each Additional Sample Loan (except for Sample Loan Numbers 114 and 140), the Servicer, on behalf of the Trust, instructed us to use the Contract as the Source Document, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the interest rate Sample Characteristic for Sample Loan Numbers 114 and 140, the Servicer, on behalf of the Trust, instructed us to use the System Screen Shots as the Source Document, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Servicer, on behalf of the Trust, instructed us to ignore absolute differences of +/- 0.01% or less.

v.

For the purpose of comparing the monthly payment amount Sample Characteristic for each Additional Sample Loan (except for Sample Loan Numbers 114 and 140), the Servicer, on behalf of the Trust, instructed us to use the monthly payment amount corresponding to the second payment date, both as shown in the Contract, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the monthly payment amount Sample Characteristic for Sample Loan Numbers 114 and 140, the Servicer, on behalf of the Trust, instructed us to use the System Screen Shots as the Source Document, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Servicer, on behalf of the Trust, instructed us to ignore differences of +/- $0.01.

vi.

For the purpose of comparing the original term Sample Characteristic for each Additional Sample Loan (except for Sample Loan Numbers 114 and 140), the Servicer, on behalf of the Trust, instructed us to use the Contract as the Source Document.

For the purpose of comparing the original term Sample Characteristic for Sample Loan Numbers 114 and 140, the Servicer, on behalf of the Trust, instructed us to use the System Screen Shots as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

vii.

For the purpose of comparing the obligor province Sample Characteristic for each Additional Sample Loan (except for Sample Loan Number 134), the Servicer, on behalf of the Trust, instructed us to use the Contract as the Source Document.

For the purpose of comparing the obligor province Sample Characteristic for Sample Loan Numbers 134, the Servicer, on behalf of the Trust, instructed us to use the System Screen Shots as the Source Document.

viii.

The Servicer, on behalf of the Trust, indicated that certain of the System Screen Shots contained account activity that occurred after the Selection Date. For the purpose of comparing the current principal balance Sample Characteristic for each Additional Sample Loan, the Servicer, on behalf of the Trust, instructed us to only consider account activity shown in the System Screen Shots that occurred on or prior to the Selection Date, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Servicer, on behalf of the Trust, instructed us to ignore differences of +/- $0.01 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Trust, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Between the Preliminary Data File and Data File

Sample Loan Number	Sample Characteristic	Preliminary Data File Value	Data File Value

48	Interest rate	39.990%	27.539%
	Monthly payment amount	$503.01	$250.00
	Original term	60	105

64	Monthly payment amount	$574.45	$490.72

65	Interest rate	22.329%	23.349%
	Monthly payment amount	$195.05	$195.03
	Original term	116	123